Disposal of Guazi (subsequently renamed to Che Hao Duo) and conversion of a convertible note issued by Guazi (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, shares in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2016 CNY (¥) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage interest in Guazi transferred by the company to Guazi Purchaser in return for cash						54.40%
Cash proceeds received by the company for return of ownership percentage in Guazi to the Guazi Purchaser						¥ 324,700	$ 50,000
Investment In Convertible Note Converted To Shares | shares	62.5
Investment In Convertible Note Converted To Shares Conversion Price | $ / shares	$ 0.80
Investment Income, Net		¥ 6,135,089	$ 879,431	¥ 38,634	¥ 342,241
Equity Method Investment, Ownership Percentage		68.80%	68.80%	68.80%
Investment in Series A Guazi Shares [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent						45.60%
Number of Series A convertible and redeemable preference shares of Guazi the Series A Guazi Shares at the par value of the shares purchased by the Company | shares						38.8	38.8
Sale of Stock, Consideration Received Per Transaction		¥ 4,978,200	$ 713,600
Unrealized gains on securities		1,381,100
Investment Income, Net		¥ 4,760,500
Guazi Series B1 Shares [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost Method Investments, Fair Value Disclosure	$ 239,500
Investment Income, Net					¥ 300,100
Guazi [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount of the assets and liabilities, including allocated goodwill, attributable to Guazi derecognized						¥ 180,400
Che Hao Duo [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity Method Investment, Ownership Percentage		8.00%	8.00%	19.10%